UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2010





[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

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   ANNUAL REPORT
   USAA TARGET RETIREMENT FUNDS
   DECEMBER 31, 2010

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     TARGET RETIREMENT INCOME FUND

     TARGET RETIREMENT 2020 FUND

     TARGET RETIREMENT 2030 FUND

     TARGET RETIREMENT 2040 FUND

     TARGET RETIREMENT 2050 FUND

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

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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

  Distributions to Shareholders                                              24

  Report of Independent Registered Public Accounting Firm                    29

  Portfolios of Investments                                                  30

  Notes to Portfolios of Investments                                         39

  Financial Statements                                                       40

  Notes to Financial Statements                                              48

EXPENSE EXAMPLE                                                              65

TRUSTEES' AND OFFICERS' INFORMATION                                          68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I BELIEVE INVESTORS SHOULD CONTINUE
TO MAINTAIN A LONG-TERM PERSPECTIVE                [PHOTO OF DANIEL S. McNAMARA]
AND RESIST THE URGE TO PURSUE
DAY-TO-DAY MARKET SWINGS."

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JANUARY 2011

All in all, 2010 was a strong year for the financial markets. Stocks posted a second year of double-digit gains, and by the end of December had recovered most of the ground lost during the steep declines of the financial crisis. At the same time, fixed-income securities performed well, especially high-yield bonds and emerging markets debt, as yields fell and bond prices (which move in the opposite direction of yields) rose. Precious metals also outperformed as geopolitical concerns and long-term inflation fears stimulated investor interest.

But while 2010 was positive for stock and bond investors, it was also a bumpy ride. At the beginning of the year, the U.S. economy -- supported by the federal government's stimulus spending -- was showing signs of improvement and the housing market seemed to be stabilizing. Although unemployment remained high, renewed job growth was widely expected at any moment.

In the spring, however, the markets were shaken by the European debt crisis (which still continues at the time of this writing). Investor sentiment was further eroded by uncertainty about regulatory changes related to the health care, financial and energy industries, as well as the still unexplained May "flash crash" in the U.S. stock market. An anticipated summer lull was interrupted by a constant stream of negative headlines surrounding BP's oil spill in the Gulf of Mexico and growing concerns about the sustainability of the U.S. economic recovery.

In response, the Federal Reserve (the Fed) hinted of additional help -- the expansion of their policy of quantitative easing. Although "QE2" (the Fed's purchase of up to $600 billion in long-term Treasuries) was not formally enacted until after the November elections, stocks and a number of other asset classes rallied after the news. As investors reallocated their capital, the bond market rally faltered. Bond prices fell and yields -- except in the shortest maturities -- increased. Despite new worries late in the year, such as the debt problems of Portugal, Spain, Ireland and renewed weakness in the U.S. housing market, the strong performance of equity markets continued.

2011 is likely to provide its share of bumps and bruises. As a result, I believe investors should continue to maintain a long-term perspective and resist the urge to pursue day-to-day market swings. They should base investment decisions on their time horizon, risk tolerance, and financial objectives. In my opinion, investors should concentrate on:

o Quality. We believe the market has overlooked the value of high-quality dividend paying companies, which have strong balance sheets and are generally leaders in their industry.

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2  | USAA TARGET RETIREMENT FUNDS
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o  Growth. For those with a long-term time horizon, growth potential is vitally important. Although the emerging markets recorded strong gains during 2009 and 2010, I think they may still offer value for patient investors.

o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can offset potential equity volatility. In addition, USAA has a new fund -- the Ultra Short-Term Bond Fund(1) -- which has greater income potential than a low-yielding money market fund and focuses on fixed-income investments of shorter duration than USAA's Short-Term Bond Fund.

o Inflation Protection. As I write to you, inflation is not a concern. However, because we believe current monetary policies could potentially lead to its re-emergence, you may want to consider adding inflation protection to your portfolio. USAA now offers the Real Return Fund(2), which seeks to provide you with some protection against the risks of long-term inflation.

If you would like to learn more about our new investment strategies and find out how they might fit into your investment plan, please call one of our USAA service representatives at 1-800-531-8722. Rest assured that in the months ahead, we will continue working hard on your behalf. We believe we have some of the finest investment professionals in the industry managing your investments. Combined with our family of no-load mutual funds and our first-class service, they provide what we consider an excellent value.

Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

(1) The Fund is subject to various risks including Real Estate Investment Trusts
    (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

(2) The Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost.

Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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                  JOHN P. TOOHEY, CFA                         WASIF A. LATIF
[PHOTO OF         USAA Investment           [PHOTO OF         USAA Investment
JOHN P. TOOHEY]   Management Company        WASIF A. LATIF]   Management Company

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o   HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM?

    For the year ended December 31, 2010, the total returns for the one-year reporting periods of each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                                 USAA FUND      LIPPER INDEX
USAA Target Retirement Income Fund                 11.65%           9.65%
USAA Target Retirement 2020 Fund                   13.28%          12.23%
USAA Target Retirement 2030 Fund                   15.34%          13.65%
USAA Target Retirement 2040 Fund                   16.60%          14.39%
USAA Target Retirement 2050 Fund                   16.70%          14.50%

    The S&P 500 Index had a total return during the period of 15.06%, while the total return of the Barclays Capital U.S. Aggregate Bond Index was 6.54% for the same period.

    The difference in the returns of the five Target Retirement Funds reflects their unique asset allocations: the further away the retirement target date, the higher each Fund's weighting in equities. We structure the Funds in this way since longer-term investors have a higher capacity to withstand short-term volatility and more time to benefit from the longer-term return potential of the stock market.

    Refer to pages 10, 12, 14, 16 and 18 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA TARGET RETIREMENT FUNDS
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o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST YEAR.

    The world stock markets performed well in 2010, albeit with an elevated degree of volatility. A number of positive factors underpinned the markets' double-digit gains, outweighing the bouts of investor risk aversion that occurred periodically throughout the year. Most of these included the steady improvement in global growth and the gradual dissipation of the threat that the economy would slide into a "double-dip" recession. Stronger growth, in turn, combined with businesses' cost-cutting efforts to fuel a substantial increase in corporate earnings over year-ago levels. Monetary policy was also highly supportive, with the world's major central banks all taking steps to help stave off a slowdown in growth. The most notable initiative was a second round of "quantitative easing," better known as "QE2," pursued by the U.S. Federal Reserve (the Fed) in the latter half of the year. Federal Reserve Chairman Ben Bernanke surprised investors with his first mention of QE2, in late August, sparking gains for equities in the final four months of the year.

    The developed overseas markets, while finishing the year with a modest increase, did not keep pace with their U.S. counterparts. The European government debt crisis severely pressured market performance in both the April-May period and then again in November, causing the MSCI EAFE Net Index to lag with a return of 7.75%. The story was much better in the emerging markets, where the combination of stronger economic growth and much healthier government finances propelled the asset class to a return of 18.88%, as measured by the MSCI Emerging Markets Net Index.

o   WHAT FACTORS DROVE PERFORMANCE IN THE BOND MARKET?

    Although bonds suffered a downturn during the fourth quarter, the year as a whole was very positive for fixed-income investors. Yields on government bonds fell during 2010 (reflecting rising prices), as investors remained wary of a possible "double-dip" for the better

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    part of the year. The yield on the 10-year note fell from 3.85% to 3.30%
    during the course of the year, although it closed well off the low of 2.41% registered on October 8, 2010. At the same time, the combination of ultra-low short-term interest rates and unattractive government bond yields prompted investors to take advantage of higher-yielding alternatives in the non-Treasury "spread sectors," leading to strong performance for investment-grade corporates and high-yield bonds.

o   WHAT FACTORS UNDERPINNED THE FUNDS' STRONG PERFORMANCE IN 2010?

    Manager performance was particularly strong on the fixed-income side, where our positions in the higher-yielding segment of the investment-grade corporate bond category had a positive return. Our large weighting in commercial mortgage-backed securities, which outpaced the broader bond market by a substantial margin, also helped the performance of the fixed-income segment.

    Turning our attention to the Funds' allocation, the most important contributors from this aspect of our strategy were our overweight positions in high-yield bonds and emerging market equities and our underweight positions in non-U.S. developed market equities.

    A modest allocation to precious metals stocks also was a positive for performance. Precious metals stocks performed well during the past year, particularly after it became evident that the Fed would not be raising interest rates and would in fact seek to boost economic growth through its policy of quantitative easing. Since the policy is designed to spur bank lending by increasing the money

As interest rates rise, existing bond prices fall. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend. o Precious metals are subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than a fund that diversifies across many industries and companies.

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6  | USAA TARGET RETIREMENT FUNDS

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    supply, it was seen by many investors as potentially raising the risk of inflation -- a positive for precious metals.

o   HOW WOULD YOU CHARACTERIZE YOUR OVERALL ALLOCATION?

    Within the U.S. market, we hold a bias to large-cap stocks over small cap-stocks. Larger companies continue to offer stronger balance sheets, a greater exposure to foreign markets, and more attractive valuations compared to small-cap stocks. While small-cap stocks generally perform well coming out of a recession, we believe their valuation level is now less attractive following a period of strong outperformance.

    In the Funds' non-U.S. equity allocation, we retained an overweight position in emerging markets stocks and a small underweight position in the non-U.S. developed markets. The emerging markets feature both better growth prospects and stronger financial health than markets in the industrialized world. Additionally, it is clear from recent events that Europe is not yet out of the woods. European countries with vastly different problems have to share a single monetary policy, which has emerged as a critical issue following the multi-year slowdown in global economic growth. Additionally, the European banking system is more highly leveraged than the U.S. banking system, and it holds significant amounts of the sovereign debt issued by economically-weak and highly-indebted eurozone countries. We would have a larger underweight position to the developed markets, but Europe and Japan are more attractive than the United States based on certain valuation measures.

o   WHAT IS YOUR OUTLOOK AS WE MOVE INTO 2011?

    We continue to see a mixed picture as we survey the economic outlook. There are many reasons to take an optimistic view, including the improvement in consumer finances and the passage of a bill extending

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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    the Bush-era tax cuts. On the corporate level, businesses are holding a cash position near a three-decade high -- creating an enormous war chest for spending once business leaders grow more confident in the recovery. An uptick in bank lending and the continued expansion of the manufacturing sector also serve as positive underpinnings for growth. On the other hand, lingering unemployment, the depressed housing market, budget cutbacks on the state and local government level, and concerns about the sovereign debt problems in Europe are all factors that continue to weigh on economic forecasts. While we believe these varied inputs add up to a positive outlook overall, we remain cautious in the near-term since the private sector is still dependent on monetary and fiscal support from the U.S. government.

    U.S. corporate earnings have remained strong, as productivity gains have propelled the profit margins of non-financial stocks toward all-time highs. Going forward, we will be looking for sales growth and increased financial leverage to drive corporate earnings growth. We are looking for more modest earnings growth than the consensus.

    Emerging-market growth has been robust, providing a positive underpinning for the world economy. However, globally accommodative monetary policies are beginning to create inflationary pressures in some emerging markets -- raising the potential that central banks may have to boost interest rates in order to rein in their overheating economies.

    Although this mixed picture could fuel increased market volatility in the months ahead, we believe our disciplined, diversified approach is well-suited to navigating a potentially challenging environment.

    From all of us on the USAA investment team, thank you for your investment in one of our Target Retirement Funds. We are very pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

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8  | USAA TARGET RETIREMENT FUNDS

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)

--------------------------------------------------------------------------------
                                                   12/31/10           12/31/09
--------------------------------------------------------------------------------
Net Assets                                      $189.4 Million     $90.8 Million
Net Asset Value Per Share                           $10.98             $10.17

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10
--------------------------------------------------------------------------------
1 Year                 11.65%                Since Inception 7/31/08      7.84%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------
Before Reimbursement    0.84%               After Reimbursement           0.52%

              (Including acquired fund fees and expenses of 0.52%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA TARGET         BARCLAYS CAPITAL
                  RETIREMENT INCOME       U.S. AGGREGATE
                        FUND                BOND INDEX       S&P 500 INDEX
07/31/2008          $10,000.00              $10,000.00        $10,000.00
08/31/2008           10,000.00               10,094.91         10,144.65
09/30/2008            9,580.62                9,959.32          9,240.68
10/31/2008            8,617.54                9,724.23          7,688.73
11/30/2008            8,416.90               10,040.76          7,137.03
12/31/2008            8,598.81               10,415.37          7,212.97
01/31/2009            8,303.36               10,323.47          6,605.01
02/28/2009            7,997.71               10,284.50          5,901.73
03/31/2009            8,347.98               10,427.47          6,418.69
04/30/2009            8,768.46               10,477.33          7,033.02
05/31/2009            9,301.74               10,553.32          7,426.40
06/30/2009            9,397.12               10,613.35          7,441.13
07/31/2009            9,852.49               10,784.54          8,003.95
08/31/2009           10,090.52               10,896.20          8,292.93
09/30/2009           10,395.82               11,010.66          8,602.38
10/31/2009           10,427.13               11,065.03          8,442.58
11/30/2009           10,677.64               11,208.28          8,948.99
12/31/2009           10,752.00               11,033.08          9,121.85
01/31/2010           10,773.15               11,201.62          8,793.70
02/28/2010           10,889.44               11,243.45          9,066.10
03/31/2010           11,150.65               11,229.63          9,613.20
04/30/2010           11,299.60               11,346.52          9,764.97
05/31/2010           11,001.69               11,442.00          8,985.23
06/30/2010           10,949.60               11,621.43          8,514.87
07/31/2010           11,282.06               11,745.42          9,111.44
08/31/2010           11,239.16               11,896.55          8,700.12
09/30/2010           11,658.40               11,909.23          9,476.55
10/31/2010           11,852.89               11,951.63          9,837.13
11/30/2010           11,809.67               11,882.94          9,838.39
12/31/2010           12,004.53               11,754.80         10,495.91

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

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10  | USAA TARGET RETIREMENT FUNDS

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USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)

--------------------------------------------------------------------------------
                                                   12/31/10          12/31/09
--------------------------------------------------------------------------------
Net Assets                                      $362.9 Million    $179.7 Million
Net Asset Value Per Share                           $11.43            $10.38

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10
--------------------------------------------------------------------------------
1 Year                 13.28%                Since Inception 7/31/08      9.08%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------
Before Reimbursement    0.75%                After Reimbursement          0.57%

              (Including acquired fund fees and expenses of 0.57%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA TARGET        BARCLAYS CAPITAL
                  RETIREMENT 2020       U.S. AGGREGATE
                       FUND               BOND INDEX          S&P 500 INDEX
07/31/2008          $10,000.00            $10,000.00            $10,000.00
08/31/2008           10,000.00             10,094.91             10,144.65
09/30/2008            9,490.00              9,959.32              9,240.68
10/31/2008            8,360.00              9,724.23              7,688.73
11/30/2008            8,210.00             10,040.76              7,137.03
12/31/2008            8,505.09             10,415.37              7,212.97
01/31/2009            8,077.29             10,323.47              6,605.01
02/28/2009            7,618.93             10,284.50              5,901.73
03/31/2009            8,067.10             10,427.47              6,418.69
04/30/2009            8,637.50             10,477.33              7,033.02
05/31/2009            9,228.27             10,553.32              7,426.40
06/30/2009            9,309.76             10,613.35              7,441.13
07/31/2009            9,849.60             10,784.54              8,003.95
08/31/2009           10,094.06             10,896.20              8,292.93
09/30/2009           10,470.93             11,010.66              8,602.38
10/31/2009           10,470.93             11,065.03              8,442.58
11/30/2009           10,776.50             11,208.28              8,948.99
12/31/2009           10,896.68             11,033.08              9,121.85
01/31/2010           10,844.20             11,201.62              8,793.70
02/28/2010           10,991.17             11,243.45              9,066.10
03/31/2010           11,337.59             11,229.63              9,613.20
04/30/2010           11,516.05             11,346.52              9,764.97
05/31/2010           11,075.15             11,442.00              8,985.23
06/30/2010           10,970.17             11,621.43              8,514.87
07/31/2010           11,379.58             11,745.42              9,111.44
08/31/2010           11,274.60             11,896.55              8,700.12
09/30/2010           11,820.48             11,909.23              9,476.55
10/31/2010           12,072.43             11,951.63              9,837.13
11/30/2010           12,019.94             11,882.94              9,838.39
12/31/2010           12,343.67             11,754.80             10,495.91

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)

--------------------------------------------------------------------------------
                                                   12/31/10          12/31/09
--------------------------------------------------------------------------------
Net Assets                                      $528.2 Million    $256.2 Million
Net Asset Value Per Share                           $11.37            $10.10

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10
--------------------------------------------------------------------------------
1 Year                 15.34%               Since Inception 7/31/08       8.34%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------
Before Reimbursement    0.76%               After Reimbursement           0.62%

              (Including acquired fund fees and expenses of 0.62%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA TARGET        BARCLAYS CAPITAL
                  RETIREMENT 2030       U.S. AGGREGATE
                       FUND               BOND INDEX          S&P 500 INDEX
07/31/2008          $10,000.00            $10,000.00           $10,000.00
08/31/2008            9,990.00             10,094.91            10,144.65
09/30/2008            9,250.00              9,959.32             9,240.68
10/31/2008            7,970.00              9,724.23             7,688.73
11/30/2008            7,690.00             10,040.76             7,137.03
12/31/2008            7,993.85             10,415.37             7,212.97
01/31/2009            7,555.97             10,323.47             6,605.01
02/28/2009            7,097.72             10,284.50             5,901.73
03/31/2009            7,525.42             10,427.47             6,418.69
04/30/2009            8,105.86             10,477.33             7,033.02
05/31/2009            8,696.49             10,553.32             7,426.40
06/30/2009            8,757.59             10,613.35             7,441.13
07/31/2009            9,348.22             10,784.54             8,003.95
08/31/2009            9,612.98             10,896.20             8,292.93
09/30/2009           10,030.50             11,010.66             8,602.38
10/31/2009            9,969.40             11,065.03             8,442.58
11/30/2009           10,335.99             11,208.28             8,948.99
12/31/2009           10,526.60             11,033.08             9,121.85
01/31/2010           10,349.42             11,201.62             8,793.70
02/28/2010           10,526.60             11,243.45             9,066.10
03/31/2010           10,995.61             11,229.63             9,613.20
04/30/2010           11,172.79             11,346.52             9,764.97
05/31/2010           10,557.87             11,442.00             8,985.23
06/30/2010           10,370.27             11,621.43             8,514.87
07/31/2010           10,891.39             11,745.42             9,111.44
08/31/2010           10,682.94             11,896.55             8,700.12
09/30/2010           11,422.93             11,909.23             9,476.55
10/31/2010           11,735.60             11,951.63             9,837.13
11/30/2010           11,673.06             11,882.94             9,838.39
12/31/2010           12,141.60             11,754.80            10,495.91

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)

--------------------------------------------------------------------------------
                                                   12/31/10          12/31/09
--------------------------------------------------------------------------------
Net Assets                                      $501.7 Million    $234.2 Million
Net Asset Value Per Share                           $11.01            $9.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10
--------------------------------------------------------------------------------
1 Year                 16.60%               Since Inception 7/31/08       6.31%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------
Before Reimbursement    0.86%               After Reimbursement           0.71%

              (Including acquired fund fees and expenses of 0.71%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CAHRT OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL         USAA TARGET
                   U.S. AGGREGATE        RETIREMENT 2040
                     BOND INDEX               FUND            S&P 500 INDEX
07/31/2008           $10,000.00            $10,000.00          $10,000.00
08/31/2008            10,094.91              9,990.00           10,144.65
09/30/2008             9,959.32              9,110.00            9,240.68
10/31/2008             9,724.23              7,610.00            7,688.73
11/30/2008            10,040.76              7,160.00            7,137.03
12/31/2008            10,415.37              7,494.90            7,212.97
01/31/2009            10,323.47              7,016.93            6,605.01
02/28/2009            10,284.50              6,508.46            5,901.73
03/31/2009            10,427.47              6,966.09            6,418.69
04/30/2009            10,477.33              7,545.75            7,033.02
05/31/2009            10,553.32              8,115.24            7,426.40
06/30/2009            10,613.35              8,115.24            7,441.13
07/31/2009            10,784.54              8,755.91            8,003.95
08/31/2009            10,896.20              8,999.98            8,292.93
09/30/2009            11,010.66              9,437.27            8,602.38
10/31/2009            11,065.03              9,294.89            8,442.58
11/30/2009            11,208.28              9,722.01            8,948.99
12/31/2009            11,033.08              9,946.22            9,121.85
01/31/2010            11,201.62              9,656.13            8,793.70
02/28/2010            11,243.45              9,863.34            9,066.10
03/31/2010            11,229.63             10,402.09            9,613.20
04/30/2010            11,346.52             10,567.86            9,764.97
05/31/2010            11,442.00              9,821.90            8,985.23
06/30/2010            11,621.43              9,552.52            8,514.87
07/31/2010            11,745.42             10,143.07            9,111.44
08/31/2010            11,896.55              9,832.25            8,700.12
09/30/2010            11,909.23             10,702.55            9,476.55
10/31/2010            11,951.63             11,054.81            9,837.13
11/30/2010            11,882.94             10,982.29            9,838.39
12/31/2010            11,754.80             11,596.80           10,495.91

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)

--------------------------------------------------------------------------------
                                                   12/31/10           12/31/09
--------------------------------------------------------------------------------
Net Assets                                      $203.7 Million     $88.5 Million
Net Asset Value Per Share                           $10.65             $9.21

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/10
--------------------------------------------------------------------------------
1 Year                 16.70%               Since Inception 7/31/08       4.20%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------
Before Reimbursement    1.13%               After Reimbursement           0.80%

           (Including acquired fund fees and expenses of 0.80%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2011, TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING EXTRAORDINARY EXPENSES AND ACQUIRED FUND FEES AND EXPENSES. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL         USAA TARGET
                   U.S. AGGREGATE        RETIREMENT 2050
                     BOND INDEX               FUND            S&P 500 INDEX
07/31/2008           $10,000.00            $10,000.00          $10,000.00
08/31/2008            10,094.91              9,960.00           10,144.65
09/30/2008             9,959.32              8,970.00            9,240.68
10/31/2008             9,724.23              7,330.00            7,688.73
11/30/2008            10,040.76              6,810.00            7,137.03
12/31/2008            10,415.37              7,180.05            7,212.97
01/31/2009            10,323.47              6,611.33            6,605.01
02/28/2009            10,284.50              6,042.61            5,901.73
03/31/2009            10,427.47              6,550.40            6,418.69
04/30/2009            10,477.33              7,129.27            7,033.02
05/31/2009            10,553.32              7,677.67            7,426.40
06/30/2009            10,613.35              7,616.74            7,441.13
07/31/2009            10,784.54              8,276.86            8,003.95
08/31/2009            10,896.20              8,510.44            8,292.93
09/30/2009            11,010.66              8,936.98            8,602.38
10/31/2009            11,065.03              8,733.86            8,442.58
11/30/2009            11,208.28              9,211.18            8,948.99
12/31/2009            11,033.08              9,466.36            9,121.85
01/31/2010            11,201.62              9,065.50            8,793.70
02/28/2010            11,243.45              9,301.91            9,066.10
03/31/2010            11,229.63              9,877.49            9,613.20
04/30/2010            11,346.52             10,021.39            9,764.97
05/31/2010            11,442.00              9,209.40            8,985.23
06/30/2010            11,621.43              8,880.50            8,514.87
07/31/2010            11,745.42              9,507.48            9,111.44
08/31/2010            11,896.55              9,137.46            8,700.12
09/30/2010            11,909.23             10,083.06            9,476.55
10/31/2010            11,951.63             10,442.81            9,837.13
11/30/2010            11,882.94             10,381.14            9,838.39
12/31/2010            11,754.80             11,047.20           10,495.91

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                                 AS OF 12/31/10

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  2.8%
Emerging Markets ......................................................  3.9%
Growth ................................................................  3.2%
Income Stock ..........................................................  3.0%
International .........................................................  7.1%
Precious Metals and Minerals ..........................................  1.7%
Real Return ...........................................................  2.0%
S&P 500 Index .........................................................  3.0%
Small Cap Stock .......................................................  3.0%
Value .................................................................  3.1%
  Total Equity ........................................................ 32.8%
Income ................................................................ 26.4%
Intermediate-Term Bond ................................................ 20.0%
Short-Term Bond ....................................................... 20.0%
  Total Fixed-Income .................................................. 66.4%
CASH:
Money Market Instruments ..............................................  0.6%

                         ASSET ALLOCATION -- 12/31/2010

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                            66.4%
EQUITY                                                                  32.8%
CASH                                                                     0.6%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                                 AS OF 12/31/10

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  3.7%
Emerging Markets ......................................................  5.2%
Growth ................................................................  4.3%
Income Stock ..........................................................  3.9%
International .........................................................  9.4%
Precious Metals and Minerals ..........................................  2.2%
Real Return ...........................................................  2.0%
S&P 500 Index .........................................................  4.0%
Small Cap Stock .......................................................  3.9%
Value .................................................................  4.1%
  Total Equity ........................................................ 42.7%
High-yield Opportunities ..............................................  9.0%
Income ................................................................ 18.8%
Intermediate-Term Bond ................................................ 14.2%
Short-Term Bond ....................................................... 14.1%
  Total Fixed-Income .................................................. 56.1%
CASH:
Money Market Instruments ..............................................  1.2%

                         ASSET ALLOCATION -- 12/31/2010

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME                                                            56.1%
EQUITY                                                                  42.7%
CASH                                                                     1.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                                 AS OF 12/31/10

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  5.5%
Emerging Markets ......................................................  7.7%
Growth ................................................................  6.3%
Income Stock ..........................................................  5.9%
International ......................................................... 14.1%
Precious Metals and Minerals ..........................................  3.3%
Real Return ...........................................................  2.0%
S&P 500 Index .........................................................  5.9%
Small Cap Stock .......................................................  5.8%
Value .................................................................  6.0%
  Total Equity ........................................................ 62.5%
High-yield Opportunities ..............................................  8.9%
Income ................................................................ 16.2%
Intermediate-Term Bond ................................................ 10.8%
  Total Fixed-Income .................................................. 35.9%
CASH:
Money Market Instruments ..............................................  1.5%

                         ASSET ALLOCATION -- 12/31/2010

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  62.5%
FIXED INCOME                                                            35.9%
CASH                                                                     1.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                                 AS OF 12/31/10

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  7.3%
Emerging Markets ...................................................... 10.2%
Growth ................................................................  8.4%
Income Stock ..........................................................  7.7%
International ......................................................... 18.5%
Precious Metals and Minerals ..........................................  4.3%
Real Return ...........................................................  1.9%
S&P 500 Index .........................................................  7.8%
Small Cap Stock .......................................................  7.7%
Value .................................................................  8.0%
  Total Equity ........................................................ 81.8%
High-yield Opportunities ..............................................  8.8%
Income ................................................................  7.3%
  Total Fixed-Income .................................................. 16.1%
CASH:
Money Market Instruments ..............................................  2.1%

                         ASSET ALLOCATION -- 12/31/2010

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  81.8%
FIXED INCOME                                                            16.1%
CASH                                                                     2.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                                 AS OF 12/31/10

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  8.6%
Emerging Markets ...................................................... 12.0%
Growth ................................................................  9.8%
Income Stock ..........................................................  9.1%
International ......................................................... 21.8%
Precious Metals and Minerals ..........................................  5.1%
S&P 500 Index .........................................................  9.2%
Small Cap Stock .......................................................  9.0%
Value .................................................................  9.4%
  Total Equity ........................................................ 94.0%
CASH:
Money Market Instruments ..............................................  5.8%

                         ASSET ALLOCATION -- 12/31/2010

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  94.0%
CASH                                                                     5.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  23

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

USAA TARGET RETIREMENT INCOME FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

6.25% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 10.76%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $2,000 as long-term capital gains for the fiscal year ended December 31, 2010.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $4,000 as qualifying interest income.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

8.36% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 16.14%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $4,000 as long-term capital gains for the fiscal year ended December 31, 2010.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $9,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  25

================================================================================

USAA TARGET RETIREMENT 2030 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

13.83% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 26.41%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $65,000 as long-term capital gains for the fiscal year ended December 31, 2010.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $13,000 as qualifying interest income.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

25.18% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 48.66%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $13,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  27

================================================================================

USAA TARGET RETIREMENT 2050 FUND

The following federal tax information related to the Fund's fiscal year ended December 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

51.44% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2010, the Fund hereby designates 94.95%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $8,000 as qualifying interest income.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TARGET RETIREMENT INCOME FUND, USAA TARGET RETIREMENT 2020 FUND, USAA TARGET RETIREMENT 2030 FUND, USAA TARGET RETIREMENT 2040 FUND, AND USAA TARGET RETIREMENT 2050 FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund (five of the portfolios constituting the USAA Mutual Funds Trust) (the "Funds") as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, and the USAA Target Retirement 2050 Fund at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  29

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

December 31, 2010

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (32.8%)
   161,764  USAA Aggressive Growth Fund                                                 $  5,327
   343,493  USAA Emerging Markets Fund                                                     7,423
   415,569  USAA Growth Fund                                                               6,113
   473,660  USAA Income Stock Fund                                                         5,656
   556,497  USAA International Fund                                                       13,523
    72,943  USAA Precious Metals and Minerals Fund                                         3,134
   375,121  USAA Real Return Fund                                                          3,762
   303,818  USAA S&P 500 Index Fund                                                        5,730
   407,644  USAA Small Cap Stock Fund                                                      5,601
   432,381  USAA Value Fund                                                                5,807
                                                                                        --------
            Total Equity Mutual Funds (cost: $49,719)                                     62,076
                                                                                        --------

            FIXED-INCOME MUTUAL FUNDS (66.4%)
 3,927,759  USAA Income Fund                                                              50,040
 3,669,780  USAA Intermediate-Term Bond Fund                                              37,835
 4,131,074  USAA Short-Term Bond Fund                                                     37,923
                                                                                        --------
            Total Fixed-income Mutual Funds (cost: $119,364)                             125,798
                                                                                        --------

            MONEY MARKET INSTRUMENTS (0.6%)

            MONEY MARKET FUNDS (0.6%)
 1,101,632  State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $1,102)        1,102
                                                                                        --------

            TOTAL INVESTMENTS (COST: $170,185)                                          $188,976
                                                                                        ========

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $ 62,076                  $-             $-     $ 62,076
Fixed-Income Mutual Funds                125,798                   -              -      125,798
Money Market Instruments:
  Money Market Funds                       1,102                   -              -        1,102
------------------------------------------------------------------------------------------------
Total                                   $188,976                  $-             $-     $188,976
------------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

USAA TARGET RETIREMENT 2020 FUND

December 31, 2010

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (42.7%)
   409,985  USAA Aggressive Growth Fund                                                 $ 13,501
   870,288  USAA Emerging Markets Fund                                                    18,807
 1,051,631  USAA Growth Fund                                                              15,469
 1,199,121  USAA Income Stock Fund                                                        14,317
 1,410,599  USAA International Fund                                                       34,278
   185,410  USAA Precious Metals and Minerals Fund                                         7,967
   713,317  USAA Real Return Fund                                                          7,155
   769,276  USAA S&P 500 Index Fund                                                       14,509
 1,036,162  USAA Small Cap Stock Fund                                                     14,237
 1,094,967  USAA Value Fund                                                               14,705
                                                                                        --------
            Total Equity Mutual Funds (cost: $120,998)                                   154,945
                                                                                        --------

            FIXED-INCOME MUTUAL FUNDS (56.1%)
 3,864,476  USAA High-Yield Opportunities Fund                                            32,500
 5,354,020  USAA Income Fund                                                              68,210
 4,996,725  USAA Intermediate-Term Bond Fund                                              51,516
 5,625,029  USAA Short-Term Bond Fund                                                     51,638
                                                                                        --------
            Total Fixed-income Mutual Funds (cost: $188,898)                             203,864
                                                                                        --------

            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUNDS (1.2%)
 4,251,613  State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $4,252)        4,252
                                                                                        --------

            TOTAL INVESTMENTS (COST: $314,148)                                          $363,061
                                                                                        ========

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $154,945                  $-             $-     $154,945
Fixed-Income Mutual Funds                203,864                   -              -      203,864
Money Market Instruments:
  Money Market Funds                       4,252                   -              -        4,252
------------------------------------------------------------------------------------------------
Total                                   $363,061                  $-             $-     $363,061
------------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

USAA TARGET RETIREMENT 2030 FUND

December 31, 2010

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (62.5%)
   888,051  USAA Aggressive Growth Fund                                                 $ 29,243
 1,884,419  USAA Emerging Markets Fund                                                    40,722
 2,277,566  USAA Growth Fund                                                              33,503
 2,595,038  USAA Income Stock Fund                                                        30,985
 3,057,456  USAA International Fund                                                       74,296
   400,522  USAA Precious Metals and Minerals Fund                                        17,210
 1,028,967  USAA Real Return Fund                                                         10,321
 1,664,781  USAA S&P 500 Index Fund                                                       31,398
 2,238,425  USAA Small Cap Stock Fund                                                     30,756
 2,369,600  USAA Value Fund                                                               31,824
                                                                                        --------
            Total Equity Mutual Funds (cost: $261,809)                                   330,258
                                                                                        --------

            FIXED-INCOME MUTUAL FUNDS (35.9%)
 5,574,598  USAA High-Yield Opportunities Fund                                            46,882
 6,705,141  USAA Income Fund                                                              85,424
 5,567,085  USAA Intermediate-Term Bond Fund                                              57,397
                                                                                        --------
            Total Fixed-income Mutual Funds (cost: $172,557)                             189,703
                                                                                        --------

            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
 7,765,556  State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $7,766)        7,766
                                                                                        --------

            TOTAL INVESTMENTS (COST: $442,132)                                          $527,727
                                                                                        ========

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $330,258                  $-             $-     $330,258
Fixed-Income Mutual Funds                189,703                   -              -      189,703
Money Market Instruments:
  Money Market Funds                       7,766                   -              -        7,766
------------------------------------------------------------------------------------------------
Total                                   $527,727                  $-             $-     $527,727
------------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

USAA TARGET RETIREMENT 2040 FUND

December 31, 2010

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (81.8%)
 1,112,392  USAA Aggressive Growth Fund                                                 $ 36,631
 2,360,172  USAA Emerging Markets Fund                                                    51,003
 2,852,847  USAA Growth Fund                                                              41,965
 3,253,362  USAA Income Stock Fund                                                        38,845
 3,817,491  USAA International Fund                                                       92,765
   502,271  USAA Precious Metals and Minerals Fund                                        21,583
   966,413  USAA Real Return Fund                                                          9,693
 2,087,093  USAA S&P 500 Index Fund                                                       39,363
 2,803,901  USAA Small Cap Stock Fund                                                     38,526
 2,970,694  USAA Value Fund                                                               39,896
                                                                                        --------
            Total Equity Mutual Funds (cost: $327,751)                                   410,270
                                                                                        --------

            FIXED-INCOME MUTUAL FUNDS (16.1%)
 5,235,730  USAA High-Yield Opportunities Fund                                            44,032
 2,875,236  USAA Income Fund                                                              36,631
                                                                                        --------
            Total Fixed-income Mutual Funds (cost: $72,313)                               80,663
                                                                                        --------

            MONEY MARKET INSTRUMENTS (2.1%)

            MONEY MARKET FUNDS (2.1%)
10,573,072  State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $10,573)      10,573
                                                                                        --------

            TOTAL INVESTMENTS (COST: $410,637)                                          $501,506
                                                                                        ========

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $410,270                  $-             $-     $410,270
Fixed-Income Mutual Funds                 80,663                   -              -       80,663
Money Market Instruments:
  Money Market Funds                      10,573                   -              -       10,573
------------------------------------------------------------------------------------------------
Total                                   $501,506                  $-             $-     $501,506
------------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

USAA TARGET RETIREMENT 2050 FUND

December 31, 2010

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (94.0%)
   531,688  USAA Aggressive Growth Fund                                                 $ 17,508
 1,128,564  USAA Emerging Markets Fund                                                    24,388
 1,363,211  USAA Growth Fund                                                              20,053
 1,555,638  USAA Income Stock Fund                                                        18,574
 1,827,641  USAA International Fund                                                       44,412
   240,212  USAA Precious Metals and Minerals Fund                                        10,322
   997,982  USAA S&P 500 Index Fund                                                       18,822
 1,341,681  USAA Small Cap Stock Fund                                                     18,435
 1,420,483  USAA Value Fund                                                               19,077
                                                                                        --------
            Total Equity Mutual Funds (cost: $152,600)                                   191,591
                                                                                        --------

            MONEY MARKET INSTRUMENTS (5.8%)

            MONEY MARKET FUNDS (5.8%)
11,791,382  State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $11,792)      11,792
                                                                                        --------

            TOTAL INVESTMENTS (COST: $164,392)                                          $203,383
                                                                                        ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $191,591                  $-             $-     $191,591
Money Market Instruments:
  Money Market Funds                      11,792                   -              -       11,792
------------------------------------------------------------------------------------------------
Total                                   $203,383                  $-             $-     $203,383
------------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2010.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2010

--------------------------------------------------------------------------------

                                                                  USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------
                                                                             INCOME FUND
----------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value
    (cost of $169,083, $309,896, $434,366, $400,064,
    and $152,600, respectively)                                                 $187,874
  Investments in other securities, at value (cost of $1,102,
    $4,252, $7,766, $10,573, and $11,792, respectively)                            1,102
  Receivables:
    Capital shares sold                                                            1,008
    USAA Investment Management Company (Note 5C)                                      44
    USAA Transfer Agency Company (Note 5D)                                             -
    Dividends from affiliated underlying funds                                       290
    Interest                                                                           -
                                                                                --------
      Total assets                                                               190,318
                                                                                --------
LIABILITIES
  Payables:
    Securities purchased                                                             519
    Capital shares redeemed                                                          372
  Other accrued expenses and payables                                                 44
                                                                                --------
      Total liabilities                                                              935
                                                                                --------
        Net assets applicable to capital shares outstanding                     $189,383
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $172,014
  Accumulated undistributed net investment income                                     23
  Accumulated net realized loss on investments                                    (1,445)
  Net unrealized appreciation of investments                                      18,791
                                                                                --------
        Net assets applicable to capital shares outstanding                     $189,383
                                                                                ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                      17,241
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  10.98
                                                                                ========

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND             2040 FUND                2050 FUND
-------------------------------------------------------------------------------
 $358,809               $519,961              $490,933                 $191,591

    4,252                  7,766                10,573                   11,792

    1,497                  2,451                 2,345                    1,073
       54                     65                    65                       47
       10                     11                     9                        2
      395                    286                     -                        -
        1                      1                     2                        2
-------------------------------------------------------------------------------
  365,018                530,541               503,927                  204,507
-------------------------------------------------------------------------------

    1,436                  1,735                 1,745                      447
      589                    588                   464                      279
       59                     66                    65                       47
-------------------------------------------------------------------------------
    2,084                  2,389                 2,274                      773
-------------------------------------------------------------------------------
 $362,934               $528,152              $501,653                 $203,734
===============================================================================

 $318,421               $447,592              $414,530                 $166,743
       30                     22                     -                        -
   (4,430)                (5,057)               (3,746)                  (2,000)
   48,913                 85,595                90,869                   38,991
-------------------------------------------------------------------------------
 $362,934               $528,152              $501,653                 $203,734
===============================================================================

   31,755                 46,440                45,580                   19,126
===============================================================================
 $  11.43               $  11.37              $  11.01                 $  10.65
===============================================================================

==========================================================================-=====

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2010

--------------------------------------------------------------------------------

                                                          USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
                                                                     INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                  $ 5,059
  Interest                                                                     3
                                                                         -------
      Total income                                                         5,062
                                                                         -------
EXPENSES
  Custody and accounting fees                                                 29
  Postage                                                                      6
  Shareholder reporting fees                                                   5
  Trustees' fees                                                              11
  Registration fees                                                           59
  Professional fees                                                           46
  Other                                                                       14
                                                                         -------
      Total expenses                                                         170
  Expenses reimbursed                                                       (170)
                                                                         -------
      Net expenses                                                             -
                                                                         -------
NET INVESTMENT INCOME                                                      5,062
                                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on sales of affiliated underlying funds                 (206)
  Net realized gain on capital gain distributions from
    affiliated underlying funds                                              246
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                           10,433
                                                                         -------
      Net realized and unrealized gain                                    10,473
                                                                         -------
  Increase in net assets resulting from operations                       $15,535
                                                                         =======

See accompanying notes to financial statements.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND             2040 FUND                2050 FUND
-------------------------------------------------------------------------------
 $ 9,625                 $11,732               $ 7,998                  $ 1,838
       9                      12                    13                        8
-------------------------------------------------------------------------------
   9,634                  11,744                 8,011                    1,846
-------------------------------------------------------------------------------

      30                      31                    30                       27
      18                      34                    42                       21
      10                      17                    20                       12
      11                      11                    11                       11
      79                      89                    87                       48
      51                      55                    54                       46
      15                      16                    16                       14
-------------------------------------------------------------------------------
     214                     253                   260                      179
    (214)                   (253)                 (260)                    (179)
-------------------------------------------------------------------------------
       -                       -                     -                        -
-------------------------------------------------------------------------------
   9,634                  11,744                 8,011                    1,846
-------------------------------------------------------------------------------

    (368)                   (952)               (1,171)                    (829)

     625                   1,356                 1,700                      811

  24,953                  47,366                53,373                   23,870
-------------------------------------------------------------------------------
  25,210                  47,770                53,902                   23,852
-------------------------------------------------------------------------------
 $34,844                 $59,514               $61,913                  $25,698
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                USAA TARGET RETIREMENT
                                                                ----------------------
                                                                       INCOME FUND
                                                                ----------------------
                                                                    2010          2009
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $  5,062      $  2,206
  Net realized loss on sales of affiliated underlying funds         (206)       (1,019)
  Net realized gain on capital gain distributions
    from affiliated underlying funds                                 246             -
  Change in net unrealized appreciation/depreciation
    of affiliated underlying funds                                10,433        10,571
                                                                ----------------------
    Increase in net assets resulting from operations              15,535        11,758
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (5,056)       (2,192)
  Net realized gains                                                (188)         (110)
                                                                ----------------------
    Distributions to shareholders                                 (5,244)       (2,302)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      131,256        69,222
  Reinvested dividends                                             5,122         2,125
  Cost of shares redeemed                                        (48,135)      (12,692)
                                                                ----------------------
    Increase in net assets from capital share transactions        88,243        58,655
                                                                ----------------------
  Capital contribution from USAA
    Transfer Agency Company (Note 5D)                                  -             1
                                                                ----------------------
  Net increase in net assets                                      98,534        68,112

NET ASSETS
  Beginning of year                                               90,849        22,737
                                                                ----------------------
  End of year                                                   $189,383      $ 90,849
                                                                ======================
Accumulated undistributed net investment income:
  End of year                                                   $     23      $     17
                                                                ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     12,389         7,404
  Shares issued for dividends reinvested                             478           218
  Shares redeemed                                                 (4,560)       (1,381)
                                                                ----------------------
    Increase in shares outstanding                                 8,307         6,241
                                                                ======================

See accompanying notes to financial statements.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
            2020 FUND                                        2030 FUND
--------------------------------------------------------------------------------
     2010                    2009                    2010                   2009
--------------------------------------------------------------------------------
 $  9,634                $  4,443                $ 11,744               $  5,586
     (368)                 (3,118)                   (952)                (3,203)

      625                       -                   1,356                      -

   24,953                  27,039                  47,366                 42,827
--------------------------------------------------------------------------------
   34,844                  28,364                  59,514                 45,210
--------------------------------------------------------------------------------

   (9,624)                 (4,425)                (11,745)                (5,566)
     (409)                   (847)                   (815)                  (246)
--------------------------------------------------------------------------------
  (10,033)                 (5,272)                (12,560)                (5,812)
--------------------------------------------------------------------------------

  210,822                 130,636                 292,548                184,168
   10,023                   5,121                  12,560                  5,704
  (62,392)                (18,914)                (80,155)               (23,530)
--------------------------------------------------------------------------------
  158,453                 116,843                 224,953                166,342
--------------------------------------------------------------------------------

       10                       8                       9                      4
--------------------------------------------------------------------------------
  183,274                 139,943                 271,916                205,744

  179,660                  39,717                 256,236                 50,492
--------------------------------------------------------------------------------
 $362,934                $179,660                $528,152               $256,236
================================================================================

 $     30                $     20                $     22               $     23
================================================================================

   19,289                  14,100                  27,509                 21,068
      877                     491                   1,104                    563
   (5,715)                 (2,044)                 (7,555)                (2,680)
--------------------------------------------------------------------------------
   14,451                  12,547                  21,058                 18,951
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                               USAA TARGET RETIREMENT
                                                               ----------------------
                                                                       2040 FUND
                                                               ----------------------
                                                                   2010          2009
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $  8,011      $  3,827
  Net realized loss on sales of affiliated underlying funds      (1,171)       (3,945)
  Net realized gain on capital gain distributions
    from affiliated underlying funds                              1,700             -
  Change in net unrealized appreciation/depreciation
    of affiliated underlying funds                               53,373        44,291
                                                               ----------------------
    Increase in net assets resulting from operations             61,913        44,173
                                                               ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (8,011)       (3,828)
  Net realized gains                                               (123)         (436)
                                                               ----------------------
    Distributions to shareholders                                (8,134)       (4,264)
                                                               ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     269,244       163,652
  Reinvested dividends                                            8,134         4,182
  Cost of shares redeemed                                       (63,726)      (17,280)
                                                               ----------------------
    Increase in net assets from capital share transactions      213,652       150,554
                                                               ----------------------
  Capital contribution from USAA Transfer
    Agency Company (Note 5D)                                          9             8
                                                               ----------------------
  Net increase in net assets                                    267,440       190,471

NET ASSETS
  Beginning of year                                             234,213        43,742
                                                               ----------------------
  End of year                                                  $501,653      $234,213
                                                               ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    26,781        20,102
  Shares issued for dividends reinvested                            738           434
  Shares redeemed                                                (6,326)       (2,082)
                                                               ----------------------
    Increase in shares outstanding                               21,193        18,454
                                                               ======================

See accompanying notes to financial statements.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

  USAA TARGET RETIREMENT
---------------------------
         2050 FUND
---------------------------
    2010               2009
---------------------------
$  1,846            $   817
    (829)            (1,823)

     811                  -

  23,870             18,463
---------------------------
  25,698             17,457
---------------------------

  (1,846)              (819)
       -               (223)
---------------------------
  (1,846)            (1,042)
---------------------------

 118,234             61,543
   1,845                993
 (28,652)            (6,587)
---------------------------
  91,427             55,949
---------------------------

       2                  -
---------------------------
 115,281             72,364

  88,453             16,089
---------------------------
$203,734            $88,453
===========================

  12,356              8,045
     173                107
  (3,007)              (825)
---------------------------
   9,522              7,327
===========================

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

    2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the year ended December 31, 2010, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations. For the year ended December 31, 2010, custodian and other bank credits increased each of the Funds' investment income by less than $500.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2010, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

fees to the total fees paid to CAPCO by all USAA funds are as follows (in thousands):

                          TARGET      TARGET      TARGET      TARGET      TARGET
                          INCOME       2020        2030        2040        2050
--------------------------------------------------------------------------------
Fees paid                   $1          $1          $1          $1          $1
% of total fees            0.3%        0.6%        0.8%        0.8%        0.3%

The Funds had no borrowings under this agreement during the year ended December 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

The tax character of distributions paid during the year ended December 31, 2010 and the period ended December 31, 2009, was as follows (in thousands):

                                  TARGET    TARGET    TARGET    TARGET    TARGET
                                  INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Year ended December 31, 2010
----------------------------
Ordinary income*                  $5,242   $10,029   $12,495    $8,134    $1,846
Long-term realized capital gains       2         4        65         -         -

Year ended December 31, 2009
----------------------------
Ordinary income*                  $2,192    $5,182    $5,716    $3,850      $851
Long-term realized capital gains     110        90        97       414       191

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

As of December 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                  TARGET    TARGET    TARGET    TARGET    TARGET
                                  INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Undistributed ordinary income        $59      $105      $131      $361      $162
Undistributed long-term
  capital gains                      246       628     1,355     1,491       692
Unrealized appreciation/
  (depreciation) of investments   17,064    43,784    79,074    85,271    36,137

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Funds did not incur any income tax, interest, or penalties. As of December 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2010, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Cost of purchases               $119,394  $204,685  $301,152  $285,705  $112,495
Proceeds from sales/maturities    30,235    45,417    77,691    75,283    30,324

As of December 31, 2010, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Cost of securities              $171,192  $319,277  $448,653  $416,235  $167,246

As of December 31, 2010, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Unrealized appreciation         $17,354   $44,190   $79,592   $85,580   $36,203
Unrealized depreciation             290       406       518       309        66
--------------------------------------------------------------------------------
Net                             $17,064   $43,784   $79,074   $85,271   $36,137
--------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees for from the Funds for these services.

B. ADMINISTRATION AND SERVICING AGREEMENT -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

    certain compliance and legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the year ended December 31, 2010, were as follows (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Compliance and legal services      $5        $9       $13       $12        $5

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to waive all fees and to reimburse all operating expenses of the Funds, excluding extraordinary expenses and before reductions of expenses paid indirectly. This expense reimbursement arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2010, the Funds incurred reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Reimbursable expenses             $170      $214      $253      $260      $179
Receivable from Manager             44        54        65        65        47

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31, 2010, the Funds recorded a capital contribution and a receivable from SAS for adjustments related to corrections to shareholder transactions, and adjustments to dividends and capital gains payable, as shown below (in thousands):

                                 TARGET    TARGET    TARGET    TARGET    TARGET
                                 INCOME     2020      2030      2040      2050
--------------------------------------------------------------------------------
Receivable from SAS                $-       $10       $11        $9        $2

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At December 31, 2010, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

                                 TARGET    TARGET    TARGET    TARGET    TARGET
AFFILIATED USAA FUND             INCOME     2020      2030      2040      2050
-------------------------------------------------------------------------------
Aggressive Growth                  0.4%      1.1%      2.3%      2.9%      1.4%
Emerging Markets                   0.8%      2.0%      4.4%      5.5%      2.6%
Growth                             0.7%      1.8%      3.9%      4.9%      2.3%
High-Yield Opportunities             -       2.2%      3.1%      2.9%        -
Income                             1.7%      2.3%      2.9%      1.2%        -
Income Stock                       0.4%      1.0%      2.1%      2.6%      1.3%
Intermediate-Term Bond             2.4%      3.3%      3.7%        -         -
International                      0.7%      1.8%      4.0%      5.0%      2.4%
Precious Metals and Minerals       0.1%      0.3%      0.7%      0.9%      0.4%
S&P 500 Index                      0.2%      0.5%      1.0%      1.2%      0.6%
Real Return                        2.6%      4.9%      7.0%      6.6%        -
Short-Term Bond                    1.9%      2.6%        -         -         -
Small Cap Stock                    0.8%      1.9%      4.1%      5.2%      2.5%
Value                              0.9%      2.3%      5.0%      6.2%      3.0%

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the year ended December 31, 2010 (in thousands):

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET INCOME:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND            COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2009  12/31/2010
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $3,553      $910        $22         $(13)          $1,935      $5,327
Emerging Markets                  4,810     1,294         70          (38)           2,985       7,423
Growth                            4,502     2,396          5          (49)           3,206       6,113
Income                           32,978     3,979      1,775           (3)          20,195      50,040
Income Stock                      3,629     1,181         61          (44)           2,681       5,656
Intermediate-Term Bond           21,591     9,851      1,729           38           24,190      37,835
International                     8,741     2,346        159          (73)           5,814      13,523
Precious Metals and Minerals      2,365       633         53           22              855       3,134
Real Return                       3,771        12         22            -*               -(c)    3,762
S&P 500 Index                     4,629     1,202         87          (37)           1,692       5,730
Short-Term Bond                  21,440     3,400        977            -*          19,585      37,923
Small Cap Stock                   3,530     1,885         28           32            2,899       5,601
Value                             3,855     1,146         67          (41)           2,451       5,807

*Represents less than $500.

TARGET 2020:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND            COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2009  12/31/2010
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $8,597     $1,801       $57         $(15)          $4,766     $13,501
Emerging Markets                 11,076      2,507       178          (50)           7,860      18,807
Growth                           10,762      5,292        13         (100)           7,917      15,469
High-Yield Opportunities         16,281      3,875     2,058          (59)          18,165      32,500
Income                           37,792      3,583     2,467            8           32,735      68,210
Income Stock                      8,475      2,275       157          (82)           6,747      14,317
Intermediate-Term Bond           26,060      6,111     2,295           22           29,090      51,516
International                    19,594      4,255       404          (62)          15,524      34,278
Precious Metals and Minerals      5,473      1,814       136           13            2,945       7,967
Real Return                       7,147          -        42            -                -(c)    7,155
S&P 500 Index                     8,366      2,414       224          (72)           7,021      14,509
Short-Term Bond                  27,544      5,051     1,342            7           28,720      51,638
Small Cap Stock                   8,223      4,260        72          101            7,553      14,237
Value                             9,295      2,179       171          (79)           5,913      14,705

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

TARGET 2030:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND            COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2009  12/31/2010
--------------------------------------------------------------------------------------------------------
Aggressive Growth               $18,205     $3,079      $123         $(58)          $9,980     $29,243
Emerging Markets                 23,737      4,861       386         (136)          16,784      40,722
Growth                           21,104     10,142        28         (309)          18,154      33,503
High-Yield Opportunities         24,211      5,955     2,952          (93)          25,890      46,882
Income                           49,706     11,670     3,107           28           45,759      85,424
Income Stock                     17,861      3,854       338         (185)          14,062      30,985
Intermediate-Term Bond           32,687     10,861     2,537           71           32,845      57,397
International                    40,642      6,637       878         (172)          33,100      74,296
Precious Metals and Minerals     12,285      3,051       295          119            4,946      17,210
Real Return                      10,310          -        61            -                -(c)   10,321
S&P 500 Index                    15,073      5,014       482         (198)          18,125      31,398
Small Cap Stock                  17,353      8,828       155          158           16,411      30,756
Value                            17,978      3,739       371         (177)          14,029      31,824

TARGET 2040:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND            COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2009  12/31/2010
--------------------------------------------------------------------------------------------------------
Aggressive Growth               $23,411     $2,898      $154         $(94)         $10,916     $36,631
Emerging Markets                 29,623      4,908       483         (164)          20,022      51,003
Growth                           21,394     11,484        35         (432)          26,711      41,965
High-Yield Opportunities         23,804      5,921     2,735          (84)          23,611      44,032
Income                           28,025     17,503     1,369          124           25,332      36,631
Income Stock                     19,157      3,853       420         (200)          19,915      38,845
International                    50,112      6,725     1,095         (207)          40,508      92,765
Precious Metals and Minerals     15,704      3,783       370          107            5,910      21,583
Real Return                       9,684          -        57            -                -(c)    9,693
S&P 500 Index                    21,759      4,104       597         (186)          17,607      39,363
Small Cap Stock                  21,534     10,435       194          169           20,158      38,526
Value                            21,498      3,669       465         (204)          17,620      39,896

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050:

                                PURCHASE    SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND            COST(a)    PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2009  12/31/2010
--------------------------------------------------------------------------------------------------------
Aggressive Growth               $10,996     $1,456      $74          $(29)          $5,513     $17,508
Emerging Markets                 14,368      2,456      231          (107)           9,521      24,388
Growth                           11,226      7,725       17          (272)          14,091      20,053
Income Stock                      9,649      3,223      201          (137)          10,454      18,574
International                    25,273      3,862      524          (106)          18,832      44,412
Precious Metals and Minerals      7,915      2,163      177            44            2,765      10,322
S&P 500 Index                    12,337      2,271      287          (130)           6,797      18,822
Small Cap Stock                  10,650      4,974       93            25            9,306      18,435
Value                            10,081      2,194      222          (117)           9,100      19,077

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) Fund commenced operatons on October 18, 2010.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                          YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                         --------------------------------------------
                                                             2010            2009            2008*
                                                         --------------------------------------------
Net asset value at beginning of period                   $  10.17         $  8.44         $ 10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
 Net investment income                                        .35             .34             .23(a)
 Net realized and unrealized gain (loss)                      .82            1.74           (1.63)(a)
                                                         --------------------------------------------
Total from investment operations                             1.17            2.08           (1.40)(a)
                                                         --------------------------------------------
Less distributions from:
 Net investment income                                       (.35)           (.34)           (.16)
 Realized capital gains                                      (.01)           (.01)              -
                                                         --------------------------------------------
Total distributions                                          (.36)           (.35)           (.16)
                                                         --------------------------------------------
Net asset value at end of period                         $  10.98         $ 10.17         $  8.44
                                                         ============================================
Total return (%)**                                          11.65           25.04          (14.01)
Net assets at end of period (000)                        $189,383         $90,849         $22,737
Ratios to average net assets:***(b)
 Expenses(c)                                                    -               -               -
 Expenses, excluding reimbursements (%)(c)                    .12             .32            1.06(d)
 Net investment income (%)                                   3.61            4.44            6.31(d)
Portfolio turnover (%)                                         22              25              20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2010, average net assets were $140,285,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                           YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                         --------------------------------------------
                                                             2010             2009          2008*
                                                         --------------------------------------------
Net asset value at beginning of period                   $  10.38         $   8.35       $ 10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
 Net investment income                                        .31              .27           .26(a)
 Net realized and unrealized gain (loss)                     1.06             2.08         (1.76)(a)
                                                         --------------------------------------------
Total from investment operations                             1.37             2.35         (1.50)(a)
                                                         --------------------------------------------
Less distributions from:
 Net investment income                                       (.31)            (.27)         (.15)
 Realized capital gains                                      (.01)            (.05)            -
                                                         --------------------------------------------
Total distributions                                          (.32)            (.32)         (.15)
                                                         --------------------------------------------
Net asset value at end of period                         $  11.43         $  10.38       $  8.35
                                                         ============================================
Total return (%)**                                          13.28            28.12        (14.95)
Net assets at end of period (000)                        $362,934         $179,660       $39,717
Ratios to average net assets:***(b)
 Expenses(c)                                                    -                -             -
 Expenses, excluding reimbursements (%)(c)                    .08              .18           .73(d)
 Net investment income (%)                                   3.56             4.40          7.35(d)
Portfolio turnover (%)                                         17               34            31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2010, average net assets were $270,529,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                           YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                         --------------------------------------------
                                                             2010             2009          2008*
                                                         --------------------------------------------
Net asset value at beginning of period                   $  10.10         $   7.85       $ 10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
 Net investment income                                        .26              .23           .25(a)
 Net realized and unrealized gain (loss)                     1.29             2.26         (2.26)(a)
                                                         --------------------------------------------
Total from investment operations                             1.55             2.49         (2.01)(a)
                                                         --------------------------------------------
Less distributions from:
 Net investment income                                       (.26)            (.23)         (.14)
 Realized capital gains                                      (.02)            (.01)            -
                                                         --------------------------------------------
Total distributions                                          (.28)            (.24)         (.14)
                                                         --------------------------------------------
Net asset value at end of period                         $  11.37         $  10.10       $  7.85
                                                         ============================================
Total return (%)**                                          15.34            31.68        (20.06)
Net assets at end of period (000)                        $528,152         $256,236       $50,492
Ratios to average net assets:***(b)
 Expenses(c)                                                    -                -             -
 Expenses, excluding reimbursements (%)(c)                    .07              .14           .61(d)
 Net investment income (%)                                   3.03             3.96          7.27(d)
Portfolio turnover (%)                                         21               23            18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2010, average net assets were $387,578,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                           YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                         --------------------------------------------
                                                             2010             2009          2008*
                                                         --------------------------------------------
Net asset value at beginning of period                   $   9.60         $   7.37       $ 10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
 Net investment income                                        .18              .16           .21(a)
 Net realized and unrealized gain (loss)                     1.41             2.25         (2.72)(a)
                                                         --------------------------------------------
Total from investment operations                             1.59             2.41         (2.51)(a)
                                                         --------------------------------------------
Less distributions from:
 Net investment income                                       (.18)            (.16)         (.12)
 Realized capital gains                                         -             (.02)            -
                                                         --------------------------------------------
Total distributions                                          (.18)            (.18)         (.12)
                                                         --------------------------------------------
Net asset value at end of period                         $  11.01         $   9.60       $  7.37
                                                         ============================================
Total return (%)**                                          16.60            32.71        (25.05)
Net assets at end of period (000)                        $501,653         $234,213       $43,742
Ratios to average net assets:***(b)
 Expenses(c)                                                    -                -             -
 Expenses, excluding reimbursements (%)(c)                    .07              .15           .70(d)
 Net investment income (%)                                   2.23             2.98          6.61(d)
Portfolio turnover (%)                                         21               16             4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2010, average net assets were $359,604,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                         PERIOD ENDED
                                                           YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                         --------------------------------------------
                                                             2010             2009          2008*
                                                         --------------------------------------------
Net asset value at beginning of period                   $   9.21          $  7.07       $ 10.00
                                                         --------------------------------------------
Income (loss) from investment operations:
 Net investment income                                        .10              .09           .17(a)
 Net realized and unrealized gain (loss)                     1.44             2.16         (2.99)(a)
                                                         --------------------------------------------
Total from investment operations                             1.54             2.25         (2.82)(a)
                                                         --------------------------------------------
Less distributions from:
 Net investment income                                       (.10)            (.09)         (.11)
 Realized capital gains                                         -(e)          (.02)            -
                                                         --------------------------------------------
Total distributions                                          (.10)            (.11)         (.11)
                                                         --------------------------------------------
Net asset value at end of period                         $  10.65          $  9.21       $  7.07
                                                         ============================================
Total return (%)**                                          16.70            31.84        (28.20)
Net assets at end of period (000)                        $203,734          $88,453       $16,089
Ratios to average net assets:***(b)
 Expenses(c)                                                    -                -             -
 Expenses, excluding reimbursements (%)(c)                    .13              .33          1.55(d)
 Net investment income (%)                                   1.29             1.66          5.40(d)
Portfolio turnover (%)                                         22               23             2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2010, average net assets were $142,715,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Represents less than $0.01 per share.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has agreed, through May 1, 2011, to reimburse each Fund for all of the Fund's operating expenses; therefore, each Fund's net ongoing costs are zero for the current period. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010, through December 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2010, the Funds had acquired fund fees and expenses ratios of 0.52% for Target Income, 0.57% for Target 2020, 0.62% for Target 2030, 0.71% for Target 2040, and 0.80% for Target 2050.

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE        JULY 1, 2010 -
                            JULY 1, 2010   DECEMBER 31, 2010    DECEMBER 31, 2010
                           --------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00         $1,096.30               $0.00

Hypothetical*                 1,000.00          1,025.21                0.00

TARGET 2020
Actual                        1,000.00          1,125.20                0.00

Hypothetical*                 1,000.00          1,025.21                0.00

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE        JULY 1, 2010 -
                            JULY 1, 2010   DECEMBER 31, 2010    DECEMBER 31, 2010
                           --------------------------------------------------------
TARGET 2030
Actual                       $1,000.00         $1,170.80               $0.00

Hypothetical*                 1,000.00          1,025.21                0.00

TARGET 2040
Actual                        1,000.00          1,214.00                0.00

Hypothetical*                 1,000.00          1,025.21                0.00

TARGET 2050
Actual                        1,000.00          1,244.00                0.00

Hypothetical*                 1,000.00          1,025.21                0.00

 * 5% return per year before expenses
** Actual expenses equal each Fund's annualized expense ratio of 0.00%, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2010, through December 31, 2010. These total returns equaled 9.63%, 12.52%, 17.08%, 21.40%, and 24.40% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

(1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

(2) Member of Executive Committee

(3) Member of Audit Committee

(4) Member of Pricing and Investment Committee

(5) Member of Corporate Governance Committee

(6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

(7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

(+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

72  | USAA TARGET RETIREMENT FUNDS

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

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   =============================================================================
   88214-1231                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2010 and 2009 were $330,450 and $262,287, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2010 and 2009 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2010 and 2009 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2010

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.